UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Blended Research℠ Core Equity Fund

12/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace – 2.6%
Boeing Co.	2,539	$108,334
Lockheed Martin Corp.	4,372	367,598
Northrop Grumman Corp.	8,159	367,481

		$843,413

Airlines – 0.3%
AMR Corp. (a)	10,380	$110,755

Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	2,910	$148,410

Automotive – 0.7%
Johnson Controls, Inc.	13,330	$242,073

Biotechnology – 1.9%
Amgen, Inc. (a)	6,760	$390,390
Genzyme Corp. (a)	740	49,114
Gilead Sciences, Inc. (a)	3,220	164,671

		$604,175

Broadcasting – 0.8%
Time Warner, Inc.	16,980	$170,819
Walt Disney Co.	4,210	95,525

		$266,344

Brokerage & Asset Managers – 0.4%
CME Group, Inc.	630	$131,109

Business Services – 1.7%
Accenture Ltd., “A”	6,120	$200,675
Visa, Inc., “A”	3,630	190,394
Western Union Co.	12,080	173,227

		$564,296

Cable TV – 1.7%
Comcast Corp., “A”	15,617	$263,615
Time Warner Cable, Inc., “A” (a)	14,000	300,300

		$563,915

Chemicals – 1.5%
3M Co.	5,370	$308,990
Terra Nitrogen Co. LP	1,940	183,834

		$492,824

Computer Software – 3.2%
Microsoft Corp.	20,762	$403,613
Oracle Corp. (a)	25,614	454,136
Symantec Corp. (a)	7,920	107,078
VeriSign, Inc. (a)	4,838	92,309

		$1,057,136

Computer Software - Systems – 4.3%
Apple, Inc. (a)	4,388	$374,516
Hewlett-Packard Co.	12,230	443,827
International Business Machines Corp.	6,891	579,947

		$1,398,290

Construction – 0.9%
NVR, Inc. (a)	430	$196,188
Sherwin-Williams Co.	1,530	91,418

		$287,606

Consumer Goods & Services – 4.4%
Apollo Group, Inc., “A” (a)	3,950	$302,649

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Colgate-Palmolive Co.	1,799	$123,303
Fortune Brands, Inc.	4,350	179,568
Procter & Gamble Co.	13,411	829,068

		$1,434,588

Electrical Equipment – 2.5%
General Electric Co.	42,864	$694,397
WESCO International, Inc. (a)	5,520	106,150

		$800,547

Electronics – 2.6%
Applied Materials, Inc.	10,260	$103,934
Intel Corp.	41,917	614,503
National Semiconductor Corp.	12,540	126,278

		$844,715

Energy - Independent – 0.8%
Apache Corp.	3,690	$275,016

Energy - Integrated – 8.8%
Chevron Corp.	7,019	$519,195
ConocoPhillips	2,030	105,154
Exxon Mobil Corp.	23,029	1,838,405
Hess Corp.	3,970	212,951
Marathon Oil Corp.	7,310	200,002

		$2,875,707

Food & Beverages – 3.9%
Archer Daniels Midland Co.	6,870	$198,062
Coca-Cola Co.	5,790	262,113
Pepsi Bottling Group, Inc.	13,890	312,664
PepsiCo, Inc.	8,865	485,536

		$1,258,375

Food & Drug Stores – 1.8%
CVS Caremark Corp.	11,166	$320,911
Kroger Co.	9,770	258,026

		$578,937

Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	17,620	$242,275

General Merchandise – 2.9%
Dollar Tree, Inc. (a)	2,420	$101,156
Family Dollar Stores, Inc.	5,260	137,128
Wal-Mart Stores, Inc.	12,590	705,795

		$944,079

Health Maintenance Organizations – 1.3%
UnitedHealth Group, Inc.	5,410	$143,906
WellPoint, Inc. (a)	6,690	281,850

		$425,756

Insurance – 3.1%
Aflac, Inc.	2,530	$115,975
MetLife, Inc.	4,191	146,098
Prudential Financial, Inc.	6,757	204,467
Travelers Cos., Inc.	11,945	539,914

		$1,006,454

Internet – 1.0%
Google, Inc., “A” (a)	1,108	$340,876

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.0%
Activision Blizzard, Inc. (a)	10,070	$87,005
Electronic Arts, Inc. (a)	7,570	121,423
Hasbro, Inc.	4,180	121,931

		$330,359

Machinery & Tools – 3.0%
Cummins, Inc.	3,070	$82,061
Dover Corp.	8,680	285,746
Eaton Corp.	7,359	365,816
Timken Co.	12,599	247,318

		$980,941

Major Banks – 8.0%
Bank of America Corp.	31,956	$449,940
Bank of New York Mellon Corp.	14,430	408,802
Goldman Sachs Group, Inc.	3,281	276,884
JPMorgan Chase & Co.	20,203	637,001
PNC Financial Services Group, Inc.	2,210	108,290
State Street Corp.	5,330	209,629
Wells Fargo & Co.	17,240	508,235

		$2,598,781

Medical & Health Technology & Services – 0.5%
Omnicare, Inc.	5,570	$154,623

Medical Equipment – 2.0%
Boston Scientific Corp. (a)	16,350	$126,549
Medtronic, Inc.	5,950	186,949
Thermo Fisher Scientific, Inc. (a)	4,860	165,580
Zimmer Holdings, Inc. (a)	4,541	183,547

		$662,625

Natural Gas - Distribution – 0.7%
Questar Corp.	7,070	$231,118

Natural Gas - Pipeline – 0.9%
Williams Cos., Inc.	19,810	$286,849

Network & Telecom – 1.3%
Cisco Systems, Inc. (a)	25,100	$409,130

Oil Services – 2.1%
Halliburton Co.	6,920	$125,806
Nabors Industries Ltd. (a)	7,180	85,945
National Oilwell Varco, Inc. (a)	3,640	88,962
Noble Corp.	3,610	79,745
Schlumberger Ltd.	5,250	222,233
Transocean, Inc. (a)	1,880	88,830

		$691,521

Other Banks & Diversified Financials – 0.3%
Discover Financial Services	10,220	$97,397

Personal Computers & Peripherals – 0.6%
NetApp, Inc. (a)	13,410	$187,338

Pharmaceuticals – 8.1%
Abbott Laboratories	2,660	$141,964
Bristol-Myers Squibb Co.	16,999	395,227
Eli Lilly & Co.	3,600	144,972
Johnson & Johnson	10,785	645,267
Merck & Co., Inc.	12,852	390,701

Pfizer, Inc.	23,720	420,081

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Schering-Plough Corp.	11,970	$203,849
Wyeth	7,914	296,854

		$2,638,915

Railroad & Shipping – 0.9%
Union Pacific Corp.	6,450	$308,310

Real Estate – 0.7%
Equity Residential, REIT	7,190	$214,406

Restaurants – 1.3%
Darden Restaurants, Inc.	9,280	$261,510
YUM! Brands, Inc.	5,320	167,580

		$429,090

Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	1,740	$87,470
Praxair, Inc.	6,376	378,479

		$465,949

Specialty Stores – 0.9%
Lowe’s Cos., Inc.	9,250	$199,060
Staples, Inc.	5,860	105,011

		$304,071

Telephone Services – 3.4%
AT&T, Inc.	18,754	$534,489
Qwest Communications International, Inc.	33,363	121,441
Verizon Communications, Inc.	13,496	457,514

		$1,113,444

Tobacco – 1.9%
Altria Group, Inc.	13,312	$200,479
Philip Morris International, Inc.	9,490	412,910

		$613,389

Trucking – 1.1%
J.B. Hunt Transport Services, Inc.	5,070	$133,189
United Parcel Service, Inc., “B”	4,010	221,192

		$354,381

Utilities - Electric Power – 3.9%
Allegheny Energy, Inc.	4,330	$146,614
American Electric Power Co., Inc.	9,330	310,502
Edison International	10,419	334,658
FirstEnergy Corp.	2,390	116,106
FPL Group, Inc.	4,050	203,837
PG&E Corp.	2,780	107,614
PPL Corp.	1,480	45,421

		$1,264,752

Total Common Stocks		$32,075,060

Repurchase Agreements – 1.5%
Goldman Sachs, 0.01%, dated 12/31/08, due 1/02/09, total to be received $497,000.28 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$497,000	$497,000

Total Investments		$32,572,060

Other Assets, Less Liabilities – 0.2%		69,882

Net Assets – 100.0%		$32,641,942

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 – continued

REIT                     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$32,075,060	$497,000	$—	$32,572,060
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$41,088,561

Gross unrealized appreciation	$1,879,389
Gross unrealized depreciation	(10,395,890)

Net unrealized appreciation (depreciation)	$(8,516,501)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS® Mid Cap Value Fund

12/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 96.3%
Aerospace – 1.1%
Northrop Grumman Corp.	126,568	$5,700,623

Airlines – 0.7%
UAL Corp.	330,674	$3,644,027

Alcoholic Beverages – 0.7%
Molson Coors Brewing Co.	77,555	$3,793,991

Automotive – 0.7%
Johnson Controls, Inc.	205,557	$3,732,915

Broadcasting – 1.0%
Omnicom Group, Inc.	205,170	$5,523,176

Brokerage & Asset Managers – 1.0%
Deutsche Boerse AG	34,310	$2,498,876
Invesco Ltd.	207,756	2,999,997

		$5,498,873

Business Services – 2.5%
Amdocs Ltd. (a)	93,955	$1,718,437
MasterCard, Inc., “A”	40,760	5,825,827
Watson Wyatt & Co. Holdings	27,971	1,337,573
Western Union Co.	308,850	4,428,909

		$13,310,746

Chemicals – 2.4%
PPG Industries, Inc.	300,180	$12,736,637

Computer Software – 2.7%
Citrix Systems, Inc. (a)	53,601	$1,263,376
McAfee, Inc. (a)	151,898	5,251,114
MicroStrategy, Inc., “A” (a)	110,440	4,100,637
VeriSign, Inc. (a)	204,535	3,902,528

		$14,517,655

Construction – 3.7%
NVR, Inc. (a)	23,770	$10,845,062
Sherwin-Williams Co.	105,480	6,302,430
Stanley Works	79,536	2,712,178

		$19,859,670

Consumer Goods & Services – 1.2%
Avon Products, Inc.	93,522	$2,247,334
Clorox Co.	78,351	4,353,182

		$6,600,516

Containers – 0.5%
Crown Holdings, Inc. (a)	136,174	$2,614,541

Electrical Equipment – 2.9%
Danaher Corp.	90,413	$5,118,280
Rockwell Automation, Inc.	92,620	2,986,069
W.W. Grainger, Inc.	93,751	7,391,329

		$15,495,678

Electronics – 2.2%
Agilent Technologies, Inc. (a)	318,605	$4,979,796
ASML Holding N.V.	72,490	1,309,894
National Semiconductor Corp.	540,782	5,445,675

		$11,735,365

Energy - Independent – 2.2%
CONSOL Energy, Inc.	55,354	$1,582,017

Noble Energy, Inc.	73,906	3,637,653

1

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Plains Exploration & Production Co. (a)	105,070	$2,441,827
Ultra Petroleum Corp. (a)	111,450	3,846,139

		$11,507,636

Energy - Integrated – 0.4%
Hess Corp.	44,016	$2,361,018

Food & Beverages – 3.8%
H.J. Heinz Co.	113,314	$4,260,606
J.M. Smucker Co.	236,061	10,235,605
Pepsi Bottling Group, Inc.	257,619	5,799,004

		$20,295,215

Gaming & Lodging – 0.8%
Royal Caribbean Cruises Ltd.	296,567	$4,077,796
General Merchandise – 1.6%
Family Dollar Stores, Inc.	178,415	$4,651,279
Macy’s, Inc.	399,380	4,133,583

		$8,784,862

Health Maintenance Organizations – 0.7%
CIGNA Corp.	207,860	$3,502,441

Insurance – 13.5%
Allied World Assurance Co. Holdings Ltd.	362,990	$14,737,394
Aon Corp.	124,290	5,677,567
Aspen Insurance Holdings Ltd.	664,230	16,107,577
Employers Holdings, Inc.	175,687	2,898,836
Endurance Specialty Holdings Ltd.	371,760	11,349,833
MetLife, Inc.	168,613	5,877,849
PartnerRe Ltd.	83,520	5,952,470
Prudential Financial, Inc.	105,145	3,181,688
RenaissanceRe Holdings Ltd.	49,360	2,545,002
W.R. Berkley Corp.	113,820	3,528,420

		$71,856,636

Leisure & Toys – 2.5%
Electronic Arts, Inc. (a)	261,059	$4,187,386
Hasbro, Inc.	313,740	9,151,796

		$13,339,182

Machinery & Tools – 2.1%
Eaton Corp.	165,187	$8,211,446
Kennametal, Inc.	125,606	2,787,197

		$10,998,643

Major Banks – 2.2%
PNC Financial Services Group, Inc.	242,883	$11,901,267

Medical Equipment – 3.9%
Becton, Dickinson & Co.	75,171	$5,140,945
Covidien Ltd.	164,930	5,977,063
Waters Corp. (a)	199,191	7,300,350
Zimmer Holdings, Inc. (a)	65,250	2,637,405

		$21,055,763

Natural Gas - Distribution – 3.0%
Equitable Resources, Inc.	112,778	$3,783,702
Questar Corp.	245,793	8,034,973
Sempra Energy	102,818	4,383,131

		$16,201,806

2

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.4%
Williams Cos., Inc.	512,300	$7,418,104

Network & Telecom – 0.8%
Ciena Corp. (a)	609,043	$4,080,588

Oil Services – 1.3%
Exterran Holdings, Inc. (a)	172,550	$3,675,315
Noble Corp.	139,813	3,088,469

		$6,763,784

Other Banks & Diversified Financials – 2.7%
Discover Financial Services	247,872	$2,362,220
New York Community Bancorp, Inc.	680,731	8,141,543
People’s United Financial, Inc.	206,526	3,682,359

		$14,186,122

Personal Computers & Peripherals – 1.0%
NetApp, Inc. (a)	397,095	$5,547,417

Pharmaceuticals – 1.3%
Allergan, Inc.	170,654	$6,880,769

Pollution Control – 1.1%
Republic Services, Inc.	232,927	$5,774,260

Real Estate – 3.9%
Host Hotels & Resorts, Inc., REIT	584,410	$4,423,984
Kilroy Realty Corp., REIT	204,330	6,836,882
Mack-Cali Realty Corp., REIT	387,160	9,485,420

		$20,746,286

Restaurants – 2.1%
Darden Restaurants, Inc.	406,760	$11,462,497

Specialty Chemicals – 1.3%
Air Products & Chemicals, Inc.	108,553	$5,456,959
RPM International, Inc.	115,315	1,532,536

		$6,989,495

Specialty Stores – 4.3%
Abercrombie & Fitch Co., “A”	128,510	$2,964,726
O’Reilly Automotive, Inc. (a)	252,816	7,771,564
PetSmart, Inc.	215,517	3,976,289
Staples, Inc.	305,086	5,467,141
Tiffany & Co.	110,486	2,610,784

		$22,790,504

Telecommunications - Wireless – 1.4%
Rogers Communications, Inc., “B”	255,590	$7,575,568

Telephone Services – 1.7%
Embarq Corp.	255,945	$9,203,782

Tobacco – 2.6%
Lorillard, Inc.	250,010	$14,088,064

Utilities - Electric Power – 9.4%
Allegheny Energy, Inc.	132,900	$4,499,994
American Electric Power Co., Inc.	163,313	5,435,057
CMS Energy Corp.	570,292	5,765,652
DPL, Inc.	101,310	2,313,920
Northeast Utilities	304,080	7,316,165
NRG Energy, Inc. (a)	341,981	7,978,417
PG&E Corp.	163,824	6,341,627

Public Service Enterprise Group, Inc.	167,455	4,884,662

3

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	310,527	$5,760,276

		$50,295,770

Total Common Stocks		$514,449,688

Repurchase Agreements – 1.5%
Goldman Sachs, 0.01%, dated 12/31/08, due 1/02/09, total to be received $8,145,005 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$8,145,000	$8,145,000

Short-Term Obligations (y) – 3.0%
HSBC Americas, Inc., 0.05%, due 1/02/09	$15,682,000	$15,681,978

Total Investments		$538,276,666

Other Assets, Less Liabilities – (0.8)%		(4,233,801)

Net Assets – 100.0%		$534,042,865

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT                     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MF Mid Cap Value Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$511,950,812	$26,325,854	$—	$538,276,666
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$587,042,086

Gross unrealized appreciation	$27,892,154
Gross unrealized depreciation	(76,657,574)

Net unrealized appreciation (depreciation)	$(48,765,420)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2009

*	Print name and title of each signing officer under his or her signature.